Significant Accounting Policies, Vessel Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 0.35	$ 0.3
Period in which historical data was available	15 years
Net income	$ 43,472,000	$ 2,282,000	$ 17,239,000
Net income per common share, basic (in dollars per share)	$ 2.12	$ 0.12	$ 0.97
Net income per common share, diluted (in dollars per share)	$ 2.11	$ 0.12	$ 0.96
Increase in Salvage Value [Member]
Vessel Depreciation [Abstract]
Net income	$ 1,925,000
Net income per common share, basic (in dollars per share)	$ 0.09
Net income per common share, diluted (in dollars per share)	$ 0.09
Vessels [Member]
Vessel Depreciation [Abstract]
Estimated useful life	25 years